Conquer Risk Managed Volatility Fund
		Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
23,761	Vanguard S&P 500 ETF	$ 12,537,967	10.01%

High Yield Bond
1,667,136	iShares Broad USD High Yield Corporate Bond ETF *	62,767,670
552,040	VanEck® Emerging Markets High Yield Bond ETF	10,980,076
		73,747,746	58.69%

Total for Exchange Traded Funds (Cost - $84,629,634)		86,285,713	68.90%

MONEY MARKET FUNDS
38,907,463	Goldman Sachs FS Government Fund Institutional - 4.78% ** +	38,907,463	31.07%

Total for Money Market Funds (Cost - $38,907,463)

	Total Investments (Cost - $123,537,097)	125,193,176	99.97%

	Other Assets in Excess of Liabilities	36,820	0.03%

	Net Assets	$125,229,996	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/291299/ishares-broad-usd-high-yield-corporate-bond-etf
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.gsam.com/content/gsam/us/en/liquidity-solutions/fund-center/fund-finder/gs-financial-square-government-fund.html
+ The rate shown represents the 7-day yield at September 30, 2024.